Document and Entity Information - USD ($)	12 Months Ended
	Jun. 30, 2016	Sep. 09, 2016	Dec. 31, 2015
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Entity Registrant Name	WVS FINANCIAL CORP
Entity Central Index Key	0000910679
Current Fiscal Year End Date	--06-30
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,008,144
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Public Float			$ 18,150,000